UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one):        [ ] is a restatement.
                                        [ ] adds a new holdings entries.
Institutional Investment Manager Filing this report:
Name:                         Concordia Advisors (Bermuda) Ltd
Address:                      3rd Floor, 12 Bermudiana Road
                              Hamilton
                              Bermuda, HM11
13F File Number:              028-11110

The institutional investment manager filing this report and the person by whom is signed hereby represent that the person signing the report is authorised to it, that all information contained herein is true, correct and complete and it is understood that all required items, statements, schedules, lists and are considered integral parts of this

Person signing this report on behalf of reporting manager:

Name:                         Glen Griffin
Title:                        Chief Financial Officer
Phone:                        212-421-9303
Signature                 Place                               Date of Signing


Report Type (check only one):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:                2
Form 13F Information Table Entry Total:           12
Form 13F Information Table Value Total:           $53,465,618

List of other included managers

Code 13F File Number     Name

LLP                      Concordia Advisors LLP
LLC                      Concordia Advisors LLC
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
        FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
         NAME OF ISSUER        TITLE OF CLASS   CUSIP     (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CARNIVAL CORP                  PAIRED CTF       143658300 12011.25   375000 SH       OTHER   LLP                 0   375000        0
DISCOVERY LABORATORIES INC N   COM              254668106 13.09275    17457 SH       OTHER                       0    17457        0
DISCOVERY LABORATORIES INC N   COM              254668106 22.10325    29471 SH       SOLE                    29471        0        0
DISCOVERY LABORATORIES INC N   COM              254668106 19.31796   167400 SH       OTHER                       0   167400        0
DISCOVERY LABORATORIES INC N   COM              254668106 38.38204   332600 SH       SOLE                   332600        0        0
LENNAR CORP                    CL B             526057302 2208.384   230040 SH       OTHER   LLP                 0   230040        0
LIBERTY ACQUISITION HLDGS CO   COM              53015Y107     4740   500000 SH       OTHER   LLP                 0   500000        0
LIBERTY GLOBAL INC             COM SER A        530555101 19058.52   988000 SH       OTHER   LLP                 0   988000        0
LOEWS CORP                     COM              540424108  15230.6   430000 SH       OTHER   LLP                 0   430000        0
MIRANT CORP NEW                W EXP 01/03/201  60467R118 39.53898    67588 SH       OTHER   LLC                 0    67588        0
MIRANT CORP NEW                W EXP 01/03/201  60467R126   82.824    95200 SH       OTHER   LLC                 0    95200        0
SPDR SERIES TRUST              PUT              78464A956    1.605      321 SH  PUT  OTHER   LLC                 0      321        0